Business Combinations (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2020	Jun. 20, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income loss before income tax expense			$ (949,715)	$ 651,559	$ (1,010,368)	$ 2,019,611	$ 2,447,690	$ 904,033
Landsea Homes [Member]
Revenues					449,870,000	344,849,000	630,988,000	378,617,000	$ 197,306,000
Income loss before income tax expense					(26,480,000)	10,049,000	28,550,000	41,319,000	$ (145,000)
Landsea Homes [Member] | Garrett Walker Homes [Member]
Acquisition costs			$ 700,000		700,000
Landsea Homes [Member] | Garrett Walker Homes [Member] | Homebuilding [Member]
Revenues					141,200,000		40,000,000
Income loss before income tax expense					9,100,000		(200,000)
Landsea Homes [Member] | Pinnacle West [Member]
Ownership percentage		100.00%
Consideration transferred		$ 25,800,000
Goodwill acquired		$ 5,315,000
Acquisition costs				$ 1,000,000		1,000,000
Revenues					452,322,000	460,322,000	662,886,000	428,089,000
Income loss before income tax expense					$ (24,209,000)	$ 3,662,000	$ 28,842,000	$ 36,161,000
Landsea Homes [Member] | Subsequent Event [Member] | Garrett Walker Homes [Member]
Ownership percentage	100.00%
Consideration transferred	$ 133,400,000
Trade name acquired	1,600,000
Goodwill acquired	$ 15,392,000
Amortization of acquired intangible assets, useful lives	3 years